Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 176,217,767		¥ 163,309,115
Accrued marketing cost	132,487,573		112,859,994
Deposits	19,994,929		30,566,743
Other tax payable	18,974,895		13,767,363
Payable for repurchase of ordinary shares			53,293,800
Others	36,365,656		18,550,109
Total	¥ 384,040,820	$ 58,856,831	¥ 392,347,124